Cover	Feb. 28, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2024
Entity Registrant Name	Independence Realty Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36041
Entity Tax Identification Number	26-4567130
Entity Address, Address Line One	1835 Market Street
Entity Address, Address Line Two	Suite 2601
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	267
Local Phone Number	270-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	IRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001466085
Current Fiscal Year End Date	--12-31